UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     BLUM Capital Partners, L.P.
          (formerly Richard C. Blum & Associates, L.P.)
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA  94133

File 13F File Number: 28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Partner and General Counsel
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick    San Francisco, California    February 8, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $1,378,939

List of Other Included Managers:  NONE.

                                             FORM 13F INFORMATION TABLE
                           TITLE
                           OF               VALUE  SHS OR  SH/ PUT/ INVESTMENT  OTHER    ---VOTING AUTH---
NAME OF ISSUER             CLASS  CUSIP     x$1000 PRN AMT PRN CALL DISCRETION  MANAGERS SOLE    SHRD NONE
-------------------------- -----  --------- ------ ------- --- ---- ----------- -------- ------- ---- ----
ACNIELSEN CORP             COM    004833109  56561  2296900 SH      SOLE                 2296900
BARD C R INC               COM    067383109  74062  1397400 SH      SOLE                 1397400
CB RICHARD ELLIS SVCS INC  COM    12489L108  19644  1587433 SH      SOLE                 1587433
COPART INC                 COM    217204106 110682  2544420 SH      SOLE                 2544420
FAIR ISAAC & CO INC        COM    303250104  26765   505000 SH      SOLE                  505000
FIRST HEALTH GROUP CORP    COM    320960107 145001  5359400 SH      SOLE                 5359400
GAYLORD ENTMT CO NEW       COM    367905106  72458  2420298 SH      SOLE                 2420298
HAEMONETICS CORP           COM    405024100  94450  3966400 SH      SOLE                 3966400
HARLAND JOHN H CO          COM    412693103  74216  4052750 SH      SOLE                 4052750
NAVIGANT CONSULTING INC.   COM    63935N107  21375  1965500 SH      SOLE                 1965500
NORTHWEST AIRLINES CORP    CL A   667280101 117400  5276390 SH      SOLE                 5276390
PERINI CORP                COM    713839108    209    54055 SH      SOLE                   54055
PLAYTEX PRODS INC          COM    72813P100 186016 12098600 SH      SOLE                12098600
PRIMARK CORP               COM    741903108  27712   996400 SH      SOLE                  996400
SCOTT TECHNOLOGIES INC     COM    810022301  73598  3899276 SH      SOLE                 3899276
URS CORP NEW               COM    903236107  64566  2977129 SH      SOLE                 2977129
WADDELL & REED FINL INC    CL A   930059100 136002  5013900 SH      SOLE                 5013900
WADDELL & REED FINL INC    CL B   930059209  78222  3113300 SH      SOLE                 3113300